Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning of period (shares)	12.3
Options granted (shares)	1.7
Options exercised (shares)	(2.0)	(2.2)	(2.3)
Options canceled (shares)	(0.4)
Outstanding end of period (shares)	11.6	12.3
Exercisable (shares)	6.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price Per Share Outstanding, beginning balance (dollars per share)	$ 36.05
Options granted Weighted Average Exercise Price Per Share (dollars per share)	$ 49.03
Options exercised Weighted Average Exercise Price Per Share (dollars per share)	$ 28.96
Options canceled Weighted Average Exercise Price Per Share (dollars per share)	$ 45.11
Weighted Average Exercise Price Per Share Outstanding, ending balance (dollars per share)	$ 38.81	$ 36.05
Exercisable Weighted Average Exercise Price Per Share (dollars per share)	$ 33.84
Weighted Average Remaining Contractual Life Outstanding, beginning balance (years)	5 years 5 months 19 days	5 years 6 months 29 days
Weighted Average Remaining Contractual Life Outstanding, ending balance (years)	5 years 5 months 19 days	5 years 6 months 29 days
Exercisable Weighted Average Remaining Contractual Life (years)	3 years 8 months 23 days
Aggregate Intrinsic Value Outstanding, beginning balance	$ 209.3
Aggregate Intrinsic Value Outstanding, ending balance	162.6	209.3
Exercisable Aggregate Intrinsic Value	$ 130.7